Income taxes (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Non-capital loss carryforwards	$ 7,032,919	$ 6,489,308
Capital losses	39,471
Net operating loss carryforwards	$ 25,290,182	$ 25,171,390